Share capital - Disclosure of dividends (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Dividend payable	$ 7,874	$ 7,779
February 20, 2019 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.05
Dividend payable	$ 7,757,000
Shares issued under dividend reinvestment plan	5,087,058
May 1, 2019 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.05
Dividend payable	$ 7,145,000
Shares issued under dividend reinvestment plan	8,157,756
July 31, 2019 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.05
Dividend payable	$ 7,200,000
Shares issued under dividend reinvestment plan	5,672,755
November 6, 2019 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.05
Dividend payable	$ 7,874,000
Shares issued under dividend reinvestment plan	6,666,723
Year 2019 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.20
Dividend payable	$ 29,976,000
February 16, 2018 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.05
Dividend payable		$ 7,811,000
Shares issued under dividend reinvestment plan		27,302,917
May 3, 2018 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.05
Dividend payable		$ 7,811,000
Shares issued under dividend reinvestment plan		8,097,787
August 2, 2018 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.05
Dividend payable		$ 7,812,000
Shares issued under dividend reinvestment plan		28,065,085
November 6, 2018 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.05
Dividend payable		$ 7,779,000
Shares issued under dividend reinvestment plan		29,627,597
Year 2018 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.20
Dividend payable		$ 31,213,000